Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Revenues:
Rental income	$ 108,021	$ 103,875
Tenant reimbursements	25,652	26,513
Property management fee revenue	631	574
Other rental income	0	124
Total revenues	134,304	131,086
Expenses:
Property operating costs	52,892	51,691
Depreciation	29,420	26,852
Amortization	9,117	12,614
General and administrative	4,549	5,257
Operating Expenses	95,978	96,414
Real estate operating income	38,326	34,672
Other income (expense):
Interest Expense	(16,373)	(16,537)
Other Nonoperating Income	(1,277)	97
Net casualty loss	(161)	0
Equity in income of unconsolidated joint ventures	395	170
Nonoperating Income (Expense)	(17,416)	(16,270)
Income from continuing operations	20,910	18,402
Discontinued operations:
Operating income	147	999
Impairment loss	(6,402)	0
Gain on sale of real estate assets	0	17,830
Income/(loss) from discontinued operations	(6,255)	18,829
Net income	14,655	37,231
Less: Net income attributable to noncontrolling interest	(4)	(4)
Net income attributable to Piedmont	14,651	37,227	93,204
Parent Company [Member]
Revenues:
Rental income	18,925	18,318
Tenant reimbursements	4,036	4,138
Property management fee revenue	3,420	3,481
Other rental income		16
Total revenues	26,381	25,953
Expenses:
Property operating costs	10,203	9,913
Depreciation	6,115	5,719
Amortization	1,320	1,313
General and administrative	4,378	5,058
Operating Expenses	22,016	22,003
Real estate operating income	4,365	3,950
Other income (expense):
Interest Expense	(3,624)	(2,844)
Other Nonoperating Income	2,778	2,837
Net casualty loss	58
Equity in income of unconsolidated joint ventures	395	170
Nonoperating Income (Expense)	(393)	163
Income from continuing operations	3,972	4,113
Discontinued operations:
Operating income	(211)	1,040
Impairment loss	(6,402)
Gain on sale of real estate assets	0	17,832
Income/(loss) from discontinued operations	(6,613)	18,872
Net income	(2,641)	22,985
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to Piedmont	(2,641)	22,985
Guarantor Subsidiaries [Member]
Revenues:
Rental income	0	0
Tenant reimbursements	0	0
Property management fee revenue	0	0
Other rental income		0
Total revenues	0	0
Expenses:
Property operating costs	0	0
Depreciation	0	0
Amortization	0	0
General and administrative	118	76
Operating Expenses	118	76
Real estate operating income	(118)	(76)
Other income (expense):
Interest Expense	0	0
Other Nonoperating Income	43	0
Net casualty loss	0
Equity in income of unconsolidated joint ventures	0	0
Nonoperating Income (Expense)	43	0
Income from continuing operations	(75)	(76)
Discontinued operations:
Operating income	0	0
Impairment loss	0
Gain on sale of real estate assets	0	0
Income/(loss) from discontinued operations	0	0
Net income	(75)	(76)
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to Piedmont	(75)	(76)
Non-Guarantor Subsidiaries [Member]
Revenues:
Rental income	90,002	86,447
Tenant reimbursements	21,628	22,387
Property management fee revenue	40	54
Other rental income		108
Total revenues	111,670	108,996
Expenses:
Property operating costs	46,407	45,600
Depreciation	23,305	21,133
Amortization	7,797	11,301
General and administrative	5,417	5,237
Operating Expenses	82,926	83,271
Real estate operating income	28,744	25,725
Other income (expense):
Interest Expense	(15,592)	(16,493)
Other Nonoperating Income	(1,255)	60
Net casualty loss	(219)
Equity in income of unconsolidated joint ventures	0	0
Nonoperating Income (Expense)	(17,066)	(16,433)
Income from continuing operations	11,678	9,292
Discontinued operations:
Operating income	358	(41)
Impairment loss	0
Gain on sale of real estate assets	0	(2)
Income/(loss) from discontinued operations	358	(43)
Net income	12,036	9,249
Less: Net income attributable to noncontrolling interest	(4)	(4)
Net income attributable to Piedmont	12,032	9,245
Consolidation, Eliminations [Member]
Revenues:
Rental income	(906)	(890)
Tenant reimbursements	(12)	(12)
Property management fee revenue	(2,829)	(2,961)
Other rental income		0
Total revenues	(3,747)	(3,863)
Expenses:
Property operating costs	(3,718)	(3,822)
Depreciation	0	0
Amortization	0	0
General and administrative	(5,364)	(5,114)
Operating Expenses	(9,082)	(8,936)
Real estate operating income	5,335	5,073
Other income (expense):
Interest Expense	2,843	2,800
Other Nonoperating Income	(2,843)	(2,800)
Net casualty loss	0
Equity in income of unconsolidated joint ventures	0	0
Nonoperating Income (Expense)	0	0
Income from continuing operations	5,335	5,073
Discontinued operations:
Operating income	0	0
Impairment loss	0
Gain on sale of real estate assets	0	0
Income/(loss) from discontinued operations	0	0
Net income	5,335	5,073
Less: Net income attributable to noncontrolling interest	0	0
Net income attributable to Piedmont	$ 5,335	$ 5,073